SCHEDULE OF NET LOSS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenue
Cost of revenue
Gross profit
General and administrative expenses	(19,445)	(17,819)	(59,489)
Interest income	3	5	14
Interest expense	(70)	(56)	(68)
Other expenses		(17)
Net loss from discontinued operation before income taxes	(19,512)	(17,887)	(59,543)
Income tax expenses
Net loss from discontinued operation	$ (19,512)	$ (17,887)	$ (59,543)